Income Taxes (Schedule of Components of Income Tax Expense (Benefit) and Pre-tax Income from Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current provision:
Federal	$ 476	$ 308	$ 249
State	81	54	33
Foreign	127	131	52
Total current provision	684	493	334
Deferred provision (benefit):
Federal	(979)	(171)	46
State	(24)	(14)	4
Foreign	(2)	(17)	(9)
Total deferred provision	(1,005)	(202)	41
Total provision for income taxes	(321)	291	375
Provision for income taxes is based on pre-tax income from continuing operations
United States	530	503	852
Foreign	446	334	173
Earnings from continuing operations before income taxes and equity method investment earnings	$ 976	$ 837	$ 1,025